CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES:
Net (loss)/income	$ (126,067)	$ (62,064)	$ (105,291)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	120,310	104,690	98,124
Amortization and write-off of deferred financing costs	4,524	4,061	5,384
Amortization of deferred drydock and special survey costs	13,340	12,263	9,581
Provision for losses on accounts receivable	59	792	630
Unrealized loss on FFA derivatives	0	0	69
Share based compensation	5,591	7,719	5,021
Gain on sale of assets	0	0	(18)
Loss on bond and debt extinguishment	0	4,786	12,142
Income tax (benefit)/ expense	(3,154)	84	(4,260)
Realized holding loss on investments in-available-for-sale-securities	1,782	11,553	0
Equity in affiliates, net of dividends received	(30,398)	(22,179)	19,781
Changes in operating assets and liabilities:
Decrease/ (increase) in restricted cash	198	(168)	430
Decrease/ (increase) in accounts receivable	20,588	(107)	(1,110)
Decrease/ (increase) in inventories	8,079	(5,933)	4,966
Decrease/ (increase) in prepaid expenses and other assets	375	6,446	(26,653)
Decrease/ (increase) in due from affiliate companies	13,802	(18,263)	80,159
Increase/ (decrease) in accounts payable	17,606	1,738	(12,916)
Increase/ (decrease) in accrued expenses and other liabilities	3,104	31,154	(12,156)
Increase in due to affiliate companies	14,142	0	0
Increase/ (decrease) in deferred income and cash received in advance	1,046	(770)	(2,112)
Increase/ (decrease) in other long-term liabilities and deferred income	3,391	(8,509)	(1,109)
Increase in derivative assets and liabilities	0	0	1,206
Payments for drydock and special survey costs	(24,840)	(10,970)	(12,119)
Net cash provided by operating activities	43,478	56,323	59,749
INVESTING ACTIVITIES:
Acquisition of intangible assets	0	(10,200)	(2,092)
Loan to affiliate company	(7,327)	(4,465)	(2,660)
Loan repayment from affiliate company	0	0	35,000
Decrease/ (increase) in long-term receivable from affiliate companies	10,351	(5,087)	14,908
Dividends from affiliate companies	18,244	14,595	10,126
Deposits for vessels, port terminals and other fixed assets	(26,713)	(45,337)	(31,398)
Acquisition of investments in affiliates	(22,846)	(2,233)	(167,919)
Acquisition of vessels	0	(123,541)	(85,699)
Purchase of property, equipment and other fixed assets	(8,208)	(68,620)	(28,837)
Net cash provided by/(used in) investing activities	(36,499)	(244,888)	(258,571)
FINANCING ACTIVITIES:
Proceeds from long-term loans	0	72,250	51,250
Proceeds from issuance of senior and ship mortgage notes including premium, net of debt issuance costs	0	365,668	725,486
Repayment of long-term debt and payment of principal	(36,056)	(20,761)	(157,228)
Repayment of senior and ship mortgage notes	0	(290,000)	(488,000)
Payments of obligations under capital leases	(1,501)	(1,399)	(1,353)
Debt issuance costs	(50)	(1,223)	(905)
Net proceeds from issuance of preferred stock	0	163,602	0
(Increase)/ decrease in restricted cash	(11,114)	(355)	22,234
Payment for acquisition of intangible asset	(6,800)	0	0
Acquisition of treasury stock	(252)	0	0
Acquisition of noncontrolling interest	0	(10,889)	(750)
Contribution from noncontrolling shareholders	0	3,484	3,905
Issuance of common stock	0	643	551
Dividends paid	(35,350)	(32,730)	(26,405)
Net cash (used in)/ provided by financing activities	(91,123)	248,290	128,785
(Decrease)/increase in cash and cash equivalents	(84,144)	59,725	(70,037)
Cash and cash equivalents, beginning of year	247,556	187,831	257,868
Cash and cash equivalents, end of year	163,412	247,556	187,831
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	108,461	92,776	147,405
Cash paid for income taxes	139	694	586
Non-cash investing and financing activities
Purchase of property, equipment and other fixed assets	(710)	(624)	0
Acquisition of intangible assets	0	(6,800)	0
Deposits for vessels, port terminals and other fixed assets	1,871	0	0
Debt issuance costs	0	(225)	0
Revaluation of vessels due to restructuring of capital lease obligations	210	0	0
Decrease in capital lease obligations due to restructuring	(210)	0	0
Dividends payable	3,081	3,081	0
Investments in available-for-sale securities	0	0	17,715
Accrued interest on loan receivable from affiliate company	$ 1,356	$ 645	$ 0